AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON
                                                            FEBRUARY 2, 1998
                                                            FILE NO.: 33-35445
                                                            FILE NO.: 811-6117
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON, DC 20549

                   -----------------------------------------------
                                       FORM N-4

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           POST-EFFECTIVE AMENDMENT NO. 12            /X/

                                        AND/OR

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                   AMENDMENT NO. 13                   /X/
                               ------------------------

                ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II
                              (EXACT NAME OF REGISTRANT)
                     ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                 (NAME OF DEPOSITOR)
                                  MICHAEL J. VELOTTA
                    VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                     ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                  ONE ALLSTATE DRIVE
                             FARMINGVILLE, NEW YORK 11738
                                    1-800-256-9392
                   (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

                                      COPIES TO:

RICHARD T. CHOI, ESQ.                             CHRISTINE A. EDWARDS, ESQ.
FREEDMAN, LEVY, KROLL & SIMONDS                   DEAN WITTER REYNOLDS, INC.
1050 CONNECTICUT AVE., NW SUITE 825               TWO WORLD TRADE CENTER
WASHINGTON, DC 20036                              NEW YORK, NEW YORK 10048

                               ------------------------


                IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                               (CHECK APPROPRIATE BOX)


          ___ immediately upon filing pursuant to paragraph (b) of Rule 485

          ___ on (date) pursuant to paragraph (b) of Rule 485

           x
          ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

          ___ on (date) pursuant to paragraph (a)(1) of Rule 485



     If appropriate, check the following box:
         ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                CROSS REFERENCE SHEET

Showing Location in Part A (Prospectus) and Part B of Registration Statement of Information Required by Form N-4


  ITEM OF FORM N-4
                                                       PROSPECTUS CAPTION
---------------------                                  --------------------
1.   Cover Page                                        Cover Page
2.   Definitions                                       Glossary
3.   Synopsis                                          Introduction;
                                                       Summary of Separate
                                                       Account Expenses
4.   Condensed Financials
    (a)    Chart                                       Condensed Financial
                                                         Statements
    (b)    Performance Data                            Performance Data
    (c)    Location of Others                          Previously Filed
                                                         with Registration
                                                          Statement
5.   General
    (a)    Depositor                                   Allstate Life
                                                         Insurance Co. of New
                                                          York
    (b)    Registrant                                  The Variable Account
    (c)    Portfolio Company                           Dean Witter Variable
                                                         Investment Series
    (d)    Fund Prospectus                             Dean Witter Variable
                                                         Investment Series
    (e)    Voting Rights                               Voting Rights
    (f)    Administrators                              Charges & Other
                                                         Deductions Contract
                                                          Maintenance Charge
6.   Deductions & Expenses                              Charges & Other
                                                       Deductions
    (a)    General                                     Charges & Other
                                                         Deductions
    (b)    Sales Load                                  Early Withdrawal
                                                         Charge
    (c)    Special Purchase Plans                      N/A
    (d)    Commissions                                 Sales Commission
    (e)    Fund Expenses                               Summary of Expenses;
                                                         Dean Witter Variable
                                                          Investment Series
                                                           Expenses
    (f)    Organizational Expenses                     N/A
7.   Contracts
    (a)    Persons with Rights                         The Contracts;
                                                         Benefits; Income
                                                          Payments; Voting
                                                           Rights; Assignments;
                                                            Beneficiaries;
                                                             Contract Owners
    (b)(i) Allocation of Purchase Payments             Allocation of
                                                         Purchase Payments
      (ii) Transfers                                   Transfers
     (iii) Exchanges                                   N/A
    (c)    Changes                                     Modification
    (d)    Inquiries                                   Customer Inquiries
8.   Annuity Period                                    Income Payments
    (a)    Material Factors                            Amount of Variable
                                                         Annuity Income

                                                          Payments
    (b)    Dates                                       Payout Start Date
    (c)    Frequency, duration & level                 Amount of Variable
                                                         Annuity Income
                                                          Payments
    (d)    AIR                                         Amount of Variable
                                                         Annuity Income
                                                          Payments
    (e)    Minimum                                     Amount of Variable
                                                         Annuity Income
                                                          Payments
    (f)    -- Change Options                           Income Plans
           -- Transfer                                 --
9.   Death Benefit                                     Benefits Under the
                                                         Contract

10.  Purchases & Contract Value
    (a)    Purchases                                   Purchase of the
                                                         Contract: Crediting
                                                          of Purchase Payments
    (b)    Valuation                                   Value of Variable
                                                         Account Accumulation
                                                          Units
    (c)    Daily Calculation                           Value of Variable
                                                         Account Accumulation
                                                          Units; Allocation of
                                                           Purchase Payments
    (d)    Underwriter                                 Dean Witter Reynolds
                                                         Inc.

11.  Redemptions
    (a)    -- By Owners                                Surrender &
                                                         Withdrawals
    (b)    -- By Annuitant                             Income Plans
    (c)    Texas ORP                                   N/A
    (d)    Lapse                                       Default
    (e)    Free Look                                   Introduction
12.  Taxes                                             Federal Tax Matters
13.  Legal Proceedings                                 N/A
14.  SAI Contents                                      SAI Table of
                                                         Contents
15.  Cover Page                                        SAI: Cover Page
16.  Table of Contents                                 SAI: Table of
                                                         Contents
17.  General Information & History
    (a)    Depositor's Name                            Allstate Life
                                                         Insurance Company of
                                                          New York
    (b)    Assets of Sub-Account                       The Variable Account
    (c)    Control of Depositor                        Allstate Life
                                                         Insurance Company of
                                                          New York
18.  Services
    (a)    Fees & Expenses of Registrant               Contract Maintenance
                                                         Charge
    (b)    Management Contracts                        Contract Maintenance
                                                         Charge; Sales
                                                          Commissions
    (c)    Custodian                                   SAI: Safekeeping of
                                                         the Variable
                                                          Account's Assets
           Independent Public Accountant               SAI: Experts

    (d)    Assets of Registrant                        SAI: Safekeeping of
                                                         the Variable Account
                                                          Assets
    (e)    Affiliated Persons                          N/A
    (f)    Principal Underwriter                       Dean Witter Reynolds
                                                         Inc.

19.  Purchase of Securities Being Offered
    (a)    Offering                                    SAI: Purchase of
                                                         Contracts
    (b)    Sales load                                  SAI: Sales
                                                         Commissions

20.  Underwriters
    (a)    Principal Underwriter                       N/A
    (b)    Continuous offering                         SAI: Purchase of
                                                         Contracts
    (c)    Commissions                                 SAI: Sales
                                                         Commissions; Dean
                                                          Witter Reynolds Inc.
    (d)    Unaffiliated Underwriters                   N/A

21.  Calculation of Performance Data                   SAI: Performance
                                                         Data
22.  Annuity Payments                                  SAI: Income Payments
23.  Financial Statements
    (a) Financial Statements of Registrant             SAI: Allstate Life
                                                         of New York Variable
                                                          Annuity Account II
                                                           Financial Statements
    (b)    Financial Statements of Depositor           SAI: Allstate Life
                                                         Insurance Company of
                                                          New York Financial
                                                           Statements

24a. Financial Statements                              Part C. Financial
                                                         Statements
24b. Exhibits                                          Part C. Exhibits
25.  Directors and Officers                            Part C. Directors &
                                                         Officers of
                                                          Depositor
26.  Persons Controlled By or Under Common
       Control with Depositor or Registrant            Part C. Persons
                                                         Controlled by or
                                                          Under Common Control
                                                           with Depositor or
                                                            Registrant
27.  Number of Contract Owners                         Part C. Number of
                                                         Contract Owners
28.  Indemnification                                   Part C.
                                                         Indemnification
29a. Relationship of Principal Underwriter
       to Other Investment Companies                   Part C. Relationship
                                                         of Principal
                                                          Underwriter to Other
                                                           Investment Companies
29b. Principal Underwriters                            Part C. Principal
                                                         Underwriters
29c. Compensation of Underwriter                       Part C. Compensation
                                                         of Dean Witter
30.  Location of Accounts and Records                  Part C. Location of
                                                         Accounts and Records
31.  Management Services                               Part C. Management
                                                         Services
32.  Undertakings                                      Part C. Undertakings

Registrant is filing this Post-Effective Amendment No. 12 solely for the purpose of revising the disclosure contained in the Registration Statement to reflect the availability of certain optional enhancements to the Contracts described therein. These enhancements include an expanded Dollar Cost Averaging Program (including the addition of a Dollar Cost Averaging Fixed Account), a later Payout Start Date, and the addition of a Performance Death Benefit, Automatic Portfolio Rebalancing, and a Widow/Widower Withdrawal Charge Waiver.

Registrant does not intend for this Post-Effective Amendment No. 12 to amend or delete any other part of this Registration Statement, except as specifically noted herein.

                           SUPPLEMENT DATED APRIL 3, 1998
                        TO THE PROSPECTUS DATED MAY 1, 1997,
                          AS SUPPLEMENTED JANUARY 1, 1998,
               OF ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II
                    OF ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

          Allstate Life Insurance Company of New York ("Allstate Life of NY") is pleased to announce the availability of new optional enhancements, described below, to the Contracts described in the Prospectus. Capitalized terms have the same meaning as given to them in the Prospectus. Please retain this Supplement for future reference.

DOLLAR COST AVERAGING PROGRAM

          Allstate Life of NY now permits automatic transfers among any Sub-Account of the Variable Account in the Dollar Cost Averaging Program and offers a Dollar Cost Averaging Fixed Account. Accordingly, your Prospectus is amended as follows:

Page 3: Replace the "Dollar Cost Averaging" definition in the Glossary with the following definition:

          Dollar Cost Averaging Program - A method to transfer $100 or more of the Cash Value in any Sub-Account of the Variable Account or the Dollar Cost Averaging Fixed Account automatically to any Sub-Accounts on a monthly basis or other frequencies that may be offered by the Company.

Page 5: Under Question 4, in the third sentence, replace "the Money Market Sub-Account to other Sub-Accounts" with "any Sub-Account of the Variable Account or the Dollar Cost Averaging Fixed Account, but not from both, to any Sub-Accounts". Also change "Dollar Cost Averaging" to "The Dollar Cost Averaging Program".

Page 13:  Under "Transfers":

     1) After the second sentence in the first paragraph add the following sentence:

          Transfers into the Dollar Cost Averaging Fixed Account are not permitted.

     2) In the fifth paragraph replace each instance of "Dollar Cost Averaging" with "the Dollar Cost Averaging Program" and replace "the Money Market Sub-Account to any other" with "any Sub-Account of the Variable Account or the Dollar Cost Averaging Fixed Account, but not from both, to any".

Page 19:  Under the continuation of "The Fixed Account":

     1)   Add the following sentence at the end of the second paragraph:

          "The Company is also currently offering a Dollar Cost Averaging Fixed Account."

     2)   Add the following paragraph after the second paragraph:

          The Dollar Cost Averaging Fixed Account

          Purchase Payments may also be allocated to the Dollar Cost Averaging Fixed Account. Transfers are not allowed into the Dollar Cost Averaging Fixed Account. Once Purchase Payments have been allocated to the Dollar Cost Averaging Fixed Account, interest is earned for a one year period at a current rate in effect at the time of allocation. This rate may be different from the rate of the 1 year Fixed Account Guarantee Period discussed above. After the one year period, a renewal rate will be declared. Subsequent renewal dates will be every twelve months for each Purchase Payment. The renewal rate will be guaranteed by the Company for a full year and will not be less than the minimum guaranteed rate found in the Contract.

     3) Under "Transfers, Surrenders, and Withdrawals" in the first sentence of the first paragraph after the first reference to "Fixed Account" insert:

          (but not the Dollar Cost Averaging Fixed Account)

     4) Under "Transfers, Surrenders, and Withdrawals" at the end of the second paragraph add:

          These restrictions do not apply to transfers pursuant to the Dollar Cost Averaging Program. Also, the Company reserves the right to waive these restrictions.


AUTOMATIC PORTFOLIO REBALANCING

          Allstate Life of NY now offers Automatic Portfolio Rebalancing. Accordingly, your Prospectus is amended as follows:

Page 13: Add the following paragraphs after the fifth paragraph under "Transfers":

          Transfers may also be made automatically through Automatic Portfolio Rebalancing prior to the Payout Start Date. By electing Automatic Portfolio Rebalancing, all of the money allocated to Sub-Accounts of the Variable Account will be rebalanced to the desired allocation on a quarterly basis (or other frequencies that may be offered by the Company), determined from the first date that you decide to rebalance. Upon rebalancing, your money will be transferred among Sub-Accounts of the Variable Account to achieve the desired allocation.

          The desired allocation will be the allocation initially selected, unless subsequently changed. You may change the allocation at any time by giving us written notice. The new allocation will be effective with the first rebalancing that occurs after we receive the written request.

          Transfers made through Automatic Portfolio Rebalancing are not assessed a $25 charge and are not counted towards the twelve free transfers per Contract Year. Any money allocated to the Fixed Account or the Dollar Cost Averaging Fixed Account will not be included in the rebalancing.

WIDOW/WIDOWER WITHDRAWAL CHARGE WAIVER

          Allstate Life of NY now offers a Widow/Widower Withdrawal Charge Waiver. Accordingly, your Prospectus is amended as follows:

Page 16: Under number 4, please add the following sentence to the end of the first paragraph:

          If the Contract is continued prior to the Payout Start Date, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring an Early Withdrawal Charge.

PAYOUT START DATE

          Allstate Life of NY now allows a later Payout Start Date. Accordingly your prospectus is amended as follows:

Page 17: Under "Payout Start Date", replace the two references to "age 85" with "age 90".

PERFORMANCE DEATH BENEFIT

          Allstate Life of NY now offers, at the time the Contract is purchased, the option to elect the Performance Death Benefit. Accordingly, your Prospectus is amended as follows:

Page 4:  Add the definition of Performance Death Benefit:

         Performance Death Benefit - An additional death benefit option which can be selected at the time the Contract is purchased.

Page 5:  Question 6, after the first sentence insert the following:

          For Contracts with the optional Performance Death Benefit provision, an additional Mortality and Expense Risk Charge of .13% is assessed. As a result, Contracts with the optional Performance Death Benefit provision will have a Mortality and Expense Risk Charge of 1.38% and an Administrative Expense Charge of .10%.

Page 6: Question 7, before the last sentence of the first paragraph insert the following:

          For Contracts with the optional Performance Death Benefit provision, the Death Benefit will be the greatest of (1) through (3) above, or (4) the Performance Death Benefit. If the optional Performance Death Benefit is selected, it applies only at the death of Owner. It does not apply to the death of the Annuitant if different from the Owner unless the Owner is a nonnatural person.

Page 7: Replace the "Separate Account Annual Expenses" chart in its entirety with the following chart:

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

                                        WITHOUT THE OPTIONAL   WITH THE OPTIONAL
                                        PERFORMANCE            PERFORMANCE
                                        DEATH BENEFIT          DEATH BENEFIT
                                        PROVISION              PROVISION

Mortality and Expense Risk Charge       1.25%                  1.38%
Administrative Expense Charge            .10%                   .10%
Total Separate Account Annual Expenses  1.35%                  1.48%

Page 8: The Example provided in the Prospectus is calculated without the optional Performance Death Benefit provision and includes total separate account annual expenses of 1.35%. Please insert the Example, as indicated below, which is calculated with the optional Performance Death Benefit provision and includes total separate account annual expenses of 1.48%.

Add the following table under the section:  "If you surrender your Contract..."
                                        1 Year    3 Year    5 Year    10 Year
                                        ------    ------    ------    -------
Money Market Sub-Account                $64       $91       $120      $240
Quality Income Plus Sub-Account         $64       $91       $121      $241
High Yield Sub-Account                  $64       $90       $120      $239
Utilities Sub-Account                   $65       $95       $128      $256
Income Builder Sub-Account              $67       $100      $136      $271
Dividend Growth Sub-Account             $64       $92       $123      $245
Capital Growth Sub-Account              $66       $97       $131      $262
Global Dividend Growth Sub-Account      $67       $101      $137      $274
European Growth Sub-Account             $70       $109      $151      $301

Pacific Growth Sub-Account              $72       $117      $164      $326
Capital Appreciation Sub-Account        $67       $100      $136      $271
Equity Sub-Account                      $64       $91       $121      $242
Strategist Sub-Account                  $64       $91       $120      $240

Add the following table under the section: "If you do not surrender your Contract..."
                                        1 Year    3 Year    5 Year    10 Year
                                        ------    ------    ------    -------
Money Market Sub-Account                $21       $65       $112      $240
Quality Income Plus Sub-Account         $21       $65       $112      $241
High Yield Sub-Account                  $21       $65       $111      $239
Utilities Sub-Account                   $23       $70       $120      $256
Income Builder Sub-Account              $24       $74       $127      $271
Dividend Growth Sub-Account             $22       $67       $114      $245
Capital Growth Sub-Account              $23       $72       $123      $262
Global Dividend Growth Sub-Account      $25       $75       $129      $274
European Growth Sub-Account             $27       $83       $142      $301
Pacific Growth Sub-Account              $30       $91       $155      $326
Capital Appreciation Sub-Account        $24       $74       $127      $271
Equity Sub-Account                      $21       $66       $113      $242
Strategist Sub-Account                  $21       $65       $112      $240

Page 9:  Add the following column to the Condensed Financial Information table:
                                                                      1997
                                                                      ----
Money Market Sub-Account
     Accumulation Unit Value, Beginning of Period
     Accumulation Unit Value, End of Period
     Number of Units Outstanding, End of Period
Quality Income Plus Sub-Account
     Accumulation Unit Value, Beginning of Period
     Accumulation Unit Value, End of Period
     Number of Units Outstanding, End of Period
High Yield Sub-Account
     Accumulation Unit Value, Beginning of Period
     Accumulation Unit Value, End of Period
     Number of Units Outstanding, End of Period
Utilities Sub-Account
     Accumulation Unit Value, Beginning of Period
     Accumulation Unit Value, End of Period
     Number of Units Outstanding, End of Period
Income Builder Sub-Account
     Accumulation Unit Value, Beginning of Period
     Accumulation Unit Value, End of Period
     Number of Units Outstanding, End of Period
Dividend Growth Sub-Account
     Accumulation Unit Value, Beginning of Period

     Accumulation Unit Value, End of Period
     Number of Units Outstanding, End of Period
Capital Growth Sub-Account
     Accumulation Unit Value, Beginning of Period
     Accumulation Unit Value, End of Period
     Number of Units Outstanding, End of Period
Global Dividend Growth Sub-Account
     Accumulation Unit Value, Beginning of Period
     Accumulation Unit Value, End of Period
     Number of Units Outstanding, End of Period
European Growth Sub-Account
     Accumulation Unit Value, Beginning of Period
     Accumulation Unit Value, End of Period
     Number of Units Outstanding, End of Period
Pacific Growth Sub-Account
     Accumulation Unit Value, Beginning of Period
     Accumulation Unit Value, End of Period
     Number of Units Outstanding, End of Period
Capital Appreciation Sub-Account
     Accumulation Unit Value, Beginning of Period
     Accumulation Unit Value, End of Period
     Number of Units Outstanding, End of Period
Equity Sub-Account
     Accumulation Unit Value, Beginning of Period
     Accumulation Unit Value, End of Period
     Number of Units Outstanding, End of Period
Strategist Sub-Account
     Accumulation Unit Value, Beginning of Period
     Accumulation Unit Value, End of Period
     Number of Units Outstanding, End of Period

Page 15: Under "Mortality and Expense Risk Charge" insert the following before the last sentence of the first paragraph:

          For Contracts with the optional Performance Death Benefit provision, the Mortality and Expense Risk Charge will be deducted daily, at a rate equal on an annual basis, to 1.38% of the daily net assets in the Variable Account. The assessment of the additional .13% for the optional Performance Death Benefit is attributed to the assumption of additional mortality risks (see pages 16-17, for a full description of the Death Benefit options).

Page 16: Insert the following paragraphs after the first paragraph under "Benefits Under The Contract":

          If the Performance Death Benefit option is selected, it applies only at the death of Owner. It does not apply to the death of the Annuitant if different from the Owner unless the Owner is a nonnatural Owner. For Contracts with the optional Performance Death Benefit provision, the Death Benefit will be the greatest of (a) through (c) above, or (d) the Performance Death Benefit.

          The optional Performance Death Benefit is equal to the greatest of the anniversary values as of the date the Company calculates the Death Benefit. The anniversary value is equal to the Cash Value on a Contract Anniversary:

               1. Increased by any purchase payments made since the Contract Anniversary; and

               2. Reduced by an adjustment for any partial withdrawals made since the Contract Anniversary.

               This adjustment is equal to the Cash Value on the Contract Anniversary multiplied by the ratio of the withdrawal amount to the Cash Value just before the withdrawal.

          On each Contract Anniversary, the Performance Death Benefit will be recalculated until the oldest Owner or the Annuitant, if the Owner is a nonnatural Owner, attains age 85. After age 85, we will only recalculate the Performance Death Benefit to reflect additional Purchase Payments and withdrawals. The Performance Death Benefit on the date of issue is equal to the initial purchase payment. In the absence of any withdrawals or Purchase Payments, the Performance Death Benefit will be the greatest of all Contract Anniversary Cash Values on or before the date the Company calculates the Death Benefit.

          The Performance Death Benefit will never be greater than the maximum death benefit allowed by any non-forfeiture laws which govern this Contract.

Page 18: In the first paragraph under "General Description", at the end of the sentence within the parenthesis, please insert:

          "or 1.48% if the optional Performance Death Benefit provision has been selected"

                          SUPPLEMENT DATED APRIL 3, 1998 TO
              THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1997
                   OF ALLSTATE LIFE OF NEW YORK ANNUITY ACCOUNT II
                    OF ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

The Statement of Additional Information is amended as set forth below. Please retain this Supplement for future reference.

Under "Standardized Total Return" replace the existing table with the following tables for the periods ended December 31, 1997:

               (Without the Optional Performance Death Benefit)
                                                            10-Years or Since
Sub-Account                   1 Year         5-Years        Inception (if less)
-----------                   ------         -------        -------------------
Money Market                  -0.49%         2.90%          2.89%
Quality Income Plus           5.31%          6.53%          7.32%
High Yield                    6.05%          10.12%         12.04%
Utilities                     21.14%         11.67%         12.74%
Income Builder                NA             NA             16.72%
Dividend Growth               19.61%         16.89%         15.54%
Capital Growth                18.56%         9.47%          10.21%
Global Dividend Growth        6.22%          NA             11.13%
European Growth               10.21%         21.96%         18.08%
Pacific Growth                -42.85%        NA             -13.23%
Capital Appreciation          NA             NA             7.03%
Equity                        31.28%         18.42%         16.78%
Strategist                    7.88%          8.77%          9.10%
               (With the Optional Performance Death Benefit)
                                                            10-Years or Since
Sub-Account                   1 Year         5-Years        Inception (if less)
-----------                   ------         -------        -------------------
Money Market                  -0.62%         2.76%          2.75%
Quality Income Plus           5.17%          6.39%          7.18%
High Yield                    5.91%          9.97%          11.89%
Utilities                     20.97%         11.52%         12.59%
Income Builder                NA             NA             16.56%
Dividend Growth               19.45%         16.74%         15.39%
Capital Growth                18.40%         9.32%          10.07%
Global Dividend Growth        6.08%          NA             10.98%
European Growth               10.07%         21.80%         17.93%
Pacific Growth                -42.93%        NA             -13.35%
Capital Appreciation          NA             NA             6.88%
Equity                        31.10%         18.26%         16.63%
Strategist                    7.74%          8.63%          8.96%

Above the first paragraph on page 5, add the heading "Adjusted Historical Return". Replace the existing table that follows that paragraph with the following tables for the periods ended December 31, 1997:

Adjusted Historical Return

               (Without the Optional Performance Death Benefit)
                                                            10-Years or Since
Sub-Account                   1 Year         5-Years        Inception (if less)
-----------                   ------         -------        -------------------
Money Market                  -0.49%         2.90%          4.51%
Quality Income Plus           5.31%          6.53%          8.33%
High Yield                    6.05%          10.12%         7.72%
Utilities                     21.14%         11.67%         11.84%
Income Builder                NA             NA             16.72%
Dividend Growth               19.61%         16.89%         13.15%
Capital Growth                18.56%         9.47%          10.76%
Global Dividend Growth        6.22%          NA             11.13%
European Growth               10.21%         21.96%         16.13%
Pacific Growth                -42.85%        NA             -13.23%
Capital Appreciation          NA             NA             7.03%
Equity                        31.28%         18.42%         16.32%
Strategist                    7.88%          8.77%          9.98%


               (With the Optional Performance Death Benefit)
                                                            10-Years or Since
Sub-Account                   1 Year         5-Years        Inception (if less)
-----------                   ------         -------        -------------------
Money Market                 -0.62%          2.76%          4.48%
Quality Income Plus           5.17%          6.39%          8.30%
High Yield                    5.91%          9.97%          7.69%
Utilities                     20.97%         11.52%         11.80%
Income Builder                NA             NA             16.56%
Dividend Growth               19.45%         16.74%         13.51%
Capital Growth                18.40%         9.32%          10.62%
Global Dividend Growth        6.08%          NA             10.98%
European Growth               10.07%         21.80%         15.98%
Pacific Growth                -42.93%        NA             -13.35%
Capital Appreciation          NA             NA             6.88%
Equity                        31.10%         18.26%         16.29%
Strategist                    7.74%          8.63%          9.95%

Under "Other Total Return" replace the existing table with the following tables for the periods ended December 31, 1997:

               (Without the Optional Performance Death Benefit)
                                                            10-Years or Since
Sub-Account                   1 Year         5-Years        Inception (if less)
-----------                   ------         -------        -------------------
Money Market                  3.82%          3.11%          2.95%
Quality Income Plus           9.62%          6.53%          7.32%
High Yield                    10.37%         10.29%         12.08%
Utilities                     25.45%         11.83%         12.78%
Income Builder                NA             NA             22.24%
Dividend Growth               23.92%         17.03%         15.59%
Capital Growth                22.87%         9.65%          10.27%
Global Dividend Growth        10.54%         NA             11.66%
European Growth               14.53%         22.07%         18.12%
Pacific Growth                -38.54%        NA             -12.18%
Capital Appreciation          NA             NA             12.53%
Equity                        35.59%         18.55%         16.82%
Strategist                    12.19%         8.95%          9.15%


                   (With the Optional Performance Death Benefit)
                                                            10-Years or Since
Sub-Account                   1 Year         5-Years        Inception (if less)
-----------                   ------         -------        -------------------
Money Market                  3.69%          2.97%          2.82%
Quality Income Plus           9.48%          6.58%          7.23%
High Yield                    10.22%         10.13%         11.93%
Utilities                     25.29%         11.69%         12.63%
Income Builder                NA             NA             22.08%
Dividend Growth               23.76%         16.88%         15.44%
Capital Growth                22.71%         9.50%          10.12%
Global Dividend Growth        10.39%         NA             11.52%
European Growth               14.38%         21.92%         17.96%
Pacific Growth                -38.62%        NA             -12.29%
Capital Appreciation          NA             NA             12.39%
Equity                        35.42%         18.40%         16.67%
Strategist                    12.05%         8.80%          9.01%

After page 12, the following replaces the financial statements appearing on pages F-1 through F-37, and the reports of the independent auditors thereon:

               [To be filed by amendment.]

                                        PART C
                                  OTHER INFORMATION

24A. FINANCIAL STATEMENTS

     PART B: Allstate Life Insurance Company of New York Financial Statements and Allstate Life of New York Variable Annuity Account II Financial Statements to be filed by amendment.

24B. EXHIBITS

     The following exhibits:
     The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

     (1) Resolution of the Board of Directors of Allstate Life Insurance Company of New York authorizing establishment of the Variable Annuity Account II**
     (2)  Not Applicable
     (3)  General Agent's Agreement*****
     (4)  Form of Contract**
     (5)  Form of application for a Contract**
     (6) (a) Certificate of Incorporation of Allstate Life Insurance Company of New York***
          (b) By-laws of Allstate Life Insurance Company of New York***
     (7)  Not applicable
     (8)  Participation Agreement****
     (9) Opinion of Robert S. Seiler, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York**
     (10) (a) Consent of Accountants (to be filed by amendment)
          (b) Consent of Attorneys**
     (11) Not applicable
     (12) Not applicable
     (13) Performance Data*
     (99) Powers of Attorney*, **, ****
--------------------
*         Filed herewith.
** Previously filed in Form N-4 Registration Statement No. 33-35445 dated December 31, 1996.
*** Previously filed in Form N-4 Registration Statement No. 33-65381 dated September 20, 1996.
**** Previously filed in Form N-4 Registration Statement No. 33-35445 dated April 30, 1996.
***** Previously filed in Form N-4 Registration Statement No. 33-35445 dated June 15, 1990

25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                 Position and Office With Depositor
Business Address                      of the Trust
------------------                 ----------------------------------
Louis G. Lower, II*                Chairman of the Board of Directors and
                                   President
Michael J. Velotta*                Director, Vice President, Secretary and
                                   General Counsel
Sharmaine M. Miller**              Director and Chief Administrative Officer
Marcia D. Alazraki*                Director
Joseph F. Carlino*                 Director
Marla G. Friedman*                 Director and Vice President
Cleveland Johnson, Jr.*            Director
Gerard F. McDermott**              Director
Joseph P. McFadden*                Director
John R. Raben, Jr.*                Director
Sally A. Slacke*                   Director
Kevin R. Slawin*                   Director and Vice President
Timothy H. Plohg*                  Director and Vice President
Karen C. Gardner*                  Vice President
Peter H. Heckman*                  Vice President
Thomas A. McAvity, Jr.*            Vice President
Keith A. Hauschildt*               Assistant Vice President and Controller
James P. Zils*                     Treasurer
Casey J. Sylla*                    Chief Investment Officer
Richard L. Baker*                  Assistant Vice President
Mark A. Bishop*                    Assistant Treasurer
Barbara S. Brown*                  Assistant Treasurer
Dorothy E. Even*                   Assistant Vice President
Judith P. Greffin*                 Assistant Vice President
Peter S. Horos*                    Assistant Treasurer
John R. Hunter*                    Assistant Vice President
Thomas C. Jensen*                  Assistant Treasurer
Emma M. Kalaidjian*                Assistant Secretary
Paul N. Kierig*                    Assistant Secretary and Assistant General
                                   Counsel
Kenneth S. Klimala*                Assistant Vice President
Ronald A. Mendel*                  Assistant Treasurer
Mary J. McGinn*                    Assistant Secretary
Deborah K. Miller*                 Assistant Treasurer
Barry S. Paul*                     Assistant Vice President
C. Nelson Strom*                   Assistant Vice President and Corporate
                                   Actuary
Brenda D. Sneed*                   Assistant Secretary
Patricia W. Wilson*                Assistant Vice President

Ralph A. Bergholtz*                Assistant Treasurer
D. Steven Boger*                   Assistant Vice President
Adrian B. Corbiere*                Assistant Treasurer
Louise J. Walton*                  Assistant Treasurer
Jerry D. Zinkula*                  Assistant Treasurer


*    Principal business address is 3100 Sanders Road, Northbrook, Illinois
60062.
**   Principal business address is P.O. Box 9095, Farmingville, New York 11738.


26. Persons Controlled by or Under Common Control with Depositor or Registrant See 10-K Commission File # 1-11840, The Allstate Corporation.


27. NUMBER OF CONTRACT OWNERS


     As of December 31, 1997 there were in force 464 qualified and 4,972 non-qualified contracts. The Registrant began operations on September 24, 1991.



28. INDEMNIFICATION


     The General Agent's Agreement (Exhibit 3) has a provision in which Allstate Life Insurance Company of New York agrees to indemnify Dean Witter Reynolds as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Allstate Life Insurance Company of New York. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of
Exhibit 12.


Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit, or proceeding) is asserted such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


29a.   RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES
Dean Witter Distributors Inc. is the principal underwriter for the following investment companies:


     Dean Witter Liquid Asset Fund Inc.
     Dean Witter Tax-Free Daily Income Trust
     Dean Witter California Tax-Free Daily Income Trust
     Dean Witter Retirement Series
     Dean Witter Dividend Growth Securities Inc.
     Dean Witter Natural Resource Development Securities Inc.
     Dean Witter World Wide Investment Trust
     Dean Witter Capital Growth Securities
     Dean Witter Convertible Securities Trust
     Active Assets Tax-Free Trust
     Active Assets Money Trust
     Active Assets California Tax-Free Trust
     Active Assets Government Securities Trust
     Dean Witter Short-Term Bond Fund
     Dean Witter Mid-Cap Growth Fund
     Dean Witter U.S. Government Securities Trust
     Dean Witter High Yield Securities Inc.
     Dean Witter New York Tax-Free Income Fund
     Dean Witter Tax-Exempt Securities Trust
     Dean Witter California Tax-Free Income Fund
     Dean Witter Limited Term Municipal Trust
     Dean Witter World Wide Income Trust
     Dean Witter Utilities Fund
     Dean Witter Strategist Fund
     Dean Witter New York Municipal Money Market Trust
     Dean Witter Intermediate Income Securities
     Prime Income Trust
     Dean Witter European Growth Fund Inc.
     Dean Witter Developing Growth Securities Trust
     Dean Witter Precious Metals and Minerals Trust
     Dean Witter Pacific Growth Fund Inc.
     Dean Witter Multi-State Municipal Series Trust

     Dean Witter Federal Securities Trust
     Dean Witter Short-Term U.S. Treasury Trust
     Dean Witter Diversified Income Trust
     Dean Witter Health Sciences Trust
     Dean Witter Global Dividend Growth Securities
     Dean Witter American Value Fund
     Dean Witter U.S. Government Money Market Trust
     Dean Witter Global Short-Term Income Fund Inc.
     Dean Witter Premier Income Trust
     Dean Witter Value-Added Market Series
     Dean Witter Global Utilities Fund
     Dean Witter High Income Securities
     Dean Witter National Municipal Trust
     Dean Witter International SmallCap Fund
     Dean Witter Global Asset Allocation
     Dean Witter Balanced Income Fund
     Dean Witter Balanced Growth Fund
     Dean Witter Hawaii Municipal Trust
     Dean Witter Capital Appreciation Fund
     Dean Witter Intermediate Term U. S. Treasury Trust
     Dean Witter Information Fund
     Dean Witter Japan Fund
     Dean Witter Income Builder Fund
     Dean Witter Special Value Fund
     TCW/DW Core Equity Trust
     TCW/DW North American Government Income Trust
     TCW/DW Latin American Growth Fund
     TCW/DW Income and Growth Fund
     TCW/DW Small Cap Growth Fund
     TCW/DW Balanced Fund
     TCW/DW Mid-Cap Equity Fund
     TCW/DW Total Return Trust
     TCW/DW Global Telecom Trust
     TCW/DW Strategic Income Trust


29b.      PRINCIPAL UNDERWRITER

     Name and Principal Business             Positions and Offices
     Address of Each Such Person             with Underwriter
     ---------------------------             ---------------------

     DEAN WITTER REYNOLDS INC.               UNDERWRITER
          ("DEAN WITTER")

          Philip J. Purcell                  Chairman, Chief Executive Officer
                                                  and Director

          Richard M. DeMartini               President, Chief Operating Officer
                                             and Director, Dean Witter Capital

          James F. Higgins                   President, Chief Operating Officer
                                             and Director, Dean Witter Financial

          Stephen R. Miller                  Senior Executive Vice President and
                                                  Director

          Raymond J. Drop                    Executive Vice President

          Robert J. Dwyer                    Executive Vice President, National
                                             Sales Director and Director

          Christine A. Edwards               Executive Vice President,
                                             Secretary, General Counsel and
                                             Director

          Charles A. Fiumefreddo             Executive Vice President and
                                             Director

          Alfred J. Golden                   Executive Vice President

          E. Davisson Hardman, Jr.           Executive Vice President

          Mitchell M. Merin                  Executive Vice President, Chief
                                             Administrative Officer and Director

          Jeremiah A. Mullins                Executive Vice President

          Richard F. Powers, III             Executive Vice President and
                                             Director

          John H. Schaefer                   Executive Vice President

          Thomas C. Schneider                Executive Vice President, Chief
                                             Financial Officer and Director

          Robert B. Sculthorpe               Executive Vice President

          William B. Smith                   Executive Vice President and
                                             Director

          Samuel H. Wolcott, III             Executive Vice President

          Anthony Basile                     Senior Vice President

          Ronald T. Carman                   Senior Vice President, Associate
                                             General Counsel and Assistant
                                             Secretary

          Michael T. Cunningham              Senior Vice President

          Mary E. Curran                     Senior Vice President

          David Diaz                         Senior Vice President

          Raymond F. Douglas                 Senior Vice President

          Paul J. Dubow                      Senior Vice President

          Michael T. Gregg                   Senior Vice President and Deputy
                                             General Counsel

          George R. Ross                     Senior Vice President

          Robert P. Seass                    Senior Vice President

          Joseph G. Siniscalchi              Senior Vice President and
                                             Controller, Dean Witter Financial

          Michael H. Stone                   Senior Vice President

          Lawrence Volpe                     Senior Vice President and
                                             Controller, Dean Witter Reynolds
                                             Inc. and Dean  Witter Capital

          Lorena J. Kern                     Senior Vice President


          Kathryn M. McNamara                Senior Vice President and Director
                                             of Governmental Affairs

          Michael D. Browne                  Assistant Secretary

          Linda M. Butler                    Assistant Secretary

          Marilyn Cranney                    Assistant Secretary

          Sheldon Curtis                     Assistant Secretary

          Barry Fink                         Assistant Secretary

          Sabrina Hurley                     Assistant Secretary

          Barbara B. Kiley                   Assistant Secretary



               The principal address of Dean Witter is Two World Trade Center, New York, New York 10048.



29c. COMPENSATION OF DEAN WITTER

     The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


  (1)             (2)             (3)            (4)             (5)
                  Net         Compensation
               Underwriting        or
               Discounts      Redemption
Name of           and              or          Brokerage
Principal      Commissions    Annuitization    Commissions    Compensation
---------      -----------    -------------    -----------    ------------

Dean Witter                                    $1,718,335
Reynolds Inc.


30. LOCATION OF ACCOUNTS AND RECORDS

     Allstate Life Insurance Company of New York
     P.O. Box 9095
     Farmingville, New York 11738


31. MANAGEMENT SERVICES

     None

32. UNDERTAKINGS

     The Registrant promises to file a post-effective amendment to this

Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

33. REPRESENTATIONS PURSUANT TO SECTION 403(b) OF THE INTERNAL REVENUE CODE

     The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance ("ACLI") and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

34. REPRESENTATION REGARDING CONTRACT EXPENSES

     Allstate Life Insurance Company of New York ("ALIC NY") represents that the fees and charges deducted under the Individual Variable Annuity Contracts hereby registered by this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risk assumed by ALIC NY.

                                      SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Life of New York Variable Annuity Account II, has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the Township of Northfield, and State of Illinois on this 2nd day of February 1998.


                ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II
                                     (REGISTRANT)
                     ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                     (DEPOSITOR)


(SEAL)

Attest  /s/ BRENDA D. SNEED                  By  /s/ MICHAEL J. VELOTTA
       --------------------                  --------------------------
       Brenda D. Sneed                       Michael J. Velotta
       Assistant Secretary                   Vice President, Secretary and
                                              General Counsel


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Life of New York Variable Annuity Account II, has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the Township of Northfield, and State of Illinois on this 2nd day of February, 1998.

*/LOUIS G. LOWER, II          Chairman of the Board of Directors and President
--------------------          (Principal Executive Officer)
  Louis G. Lower, II

/s/ MICHAEL J. VELOTTA
----------------------        Director, Vice President, Secretary and
  Michael J. Velotta          General Counsel

*/SHARMAINE M. MILLER         Director and Chief Administrative Officer
---------------------
  Sharmaine M. Miller

*/MARLA G. FRIEDMAN           Director and Vice President
-------------------
  Marla G. Friedman

**/VINCENT A. FUSCO           Director and Chief Operations Officer
-------------------
   Vincent A. Fusco

*/PETER H. HECKMAN            Vice President
------------------
  Peter H. Heckman

*/KAREN C. GARDNER            Vice President
------------------
  Karen C. Gardner

*/THOMAS A. MCAVITY, JR.      Vice President
------------------------
  Thomas A. McAvity, Jr.

*/TIMOTHY H. PLOHG            Director and Vice President
------------------
  Timothy H. Plohg

*/KEVIN R. SLAWIN             Director and Vice President
-----------------             (Principal Financial Officer)
  Kevin R. Slawin


*/MARCIA D. ALAZRAKI          Director
--------------------
  Marcia D. Alazraki

*/JOSEPH F. CARLINO           Director
-------------------
  Joseph F. Carlino

*/CLEVELAND JOHNSON, JR.      Director
------------------------
  Cleveland Johnson, Jr.

*/GERARD F. MCDERMOTT         Director
---------------------
  Gerard F. McDermott

*/JOSEPH MCFADDEN             Director
-----------------
  Joseph McFadden

*/JOHN R. RABEN, JR.          Director
--------------------
  John R. Raben, Jr.

*/SALLY A. SLACKE             Director
-----------------
  Sally A. Slacke

**/PATRICIA W. WILSON         Director
---------------------
  Patricia W. Wilson

*/JAMES P. ZILS               Treasurer
---------------
  James P. Zils

*/CASEY J. SYLLA              Chief Investment Officer
----------------
  Casey J. Sylla

*/KEITH A. HAUSCHILDT         Assistant Vice President and Controller
---------------------         (Principal Accounting Officer)
  Keith A. Hauschildt



*/ By Michael J. Velotta pursuant to Power of Attorney previously filed. **/By Michael J. Velotta pursuant to Power of Attorney filed herewith.